Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - 401(k) SP	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	37-0602744
Plan number	035
Plan's interest in the Caterpillar Investment Trust	$ 21,074,963,397
Notes receivable from participants	150,506,823
Total Investments	$ 22,801,388,676
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Caterpillar 401K - Alight Financial Solutions	$ 1,575,918,456